American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
June 30, 2022

Strategic Income - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 34.8%
Aerospace and Defense — 0.2%
TransDigm, Inc., 4.625%, 1/15/29	200,000	161,469
Airlines — 1.4%
American Airlines, Inc., 11.75%, 7/15/25(1)(2)	280,000	290,730
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	200,000	184,460
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(1)	34,902	30,841
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	285,000	277,194
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 7/15/27	254,810	242,351
		1,025,576
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	200,000	186,208
General Motors Financial Co., Inc., 3.80%, 4/7/25	250,000	244,052
		430,260
Banks — 1.4%
JPMorgan Chase & Co., VRN, 4.08%, 4/26/26	47,000	46,479
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	26,000	23,181
JPMorgan Chase & Co., VRN, 2.55%, 11/8/32	38,000	31,610
NatWest Group PLC, VRN, 5.52%, 9/30/28	295,000	297,394
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	128,000	123,788
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	200,000	163,350
Swedbank AB, 3.36%, 4/4/25(1)	200,000	196,643
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	200,000	176,217
		1,058,662
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	354,000	300,448
Standard Industries, Inc., 4.375%, 7/15/30(1)	210,000	166,023
		466,471
Capital Markets — 4.7%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	170,000	145,668
Blackstone Private Credit Fund, 4.70%, 3/24/25(1)	205,000	197,130
Blue Owl Finance LLC, 4.125%, 10/7/51(1)	58,000	38,622
Coinbase Global, Inc., 3.375%, 10/1/28(1)(2)	107,000	67,656
Deutsche Bank AG, VRN, 4.30%, 5/24/28	200,000	179,371
FS KKR Capital Corp., 4.25%, 2/14/25(1)	466,000	439,756
FS KKR Capital Corp., 3.125%, 10/12/28	133,000	106,206
Goldman Sachs Group, Inc., VRN, 4.39%, 6/15/27	182,000	179,805
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	628,000	556,220
Hercules Capital, Inc., 2.625%, 9/16/26	148,000	127,973
Hercules Capital, Inc., 3.375%, 1/20/27	25,000	21,907
Intercontinental Exchange, Inc., 4.35%, 6/15/29	29,000	28,612
Main Street Capital Corp., 3.00%, 7/14/26	21,000	18,351
Morgan Stanley, VRN, 2.63%, 2/18/26	156,000	149,028
Morgan Stanley, VRN, 2.48%, 9/16/36	56,000	43,119
Owl Rock Capital Corp., 3.40%, 7/15/26	654,000	575,253
Owl Rock Capital Corp., 2.625%, 1/15/27	155,000	129,991
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	30,000	28,236
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	145,000	122,553
UBS Group AG, VRN, 4.49%, 5/12/26(1)	328,000	327,198
		3,482,655

Chemicals — 0.2%
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	200,000	154,969
Consumer Finance — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	212,000	178,772
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	121,000	95,694
Ally Financial, Inc., 4.75%, 6/9/27	252,000	242,230
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(1)	64,000	52,225
Capital One Financial Corp., VRN, 4.93%, 5/10/28	24,000	23,789
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	185,000	153,986
Navient Corp., 5.50%, 1/25/23	169,000	167,839
OneMain Finance Corp., 6.125%, 3/15/24	135,000	129,256
SLM Corp., 3.125%, 11/2/26	190,000	153,683
		1,197,474
Containers and Packaging — 0.3%
Sealed Air Corp., 5.00%, 4/15/29(1)(2)	230,000	215,363
Diversified Financial Services — 0.9%
Antares Holdings LP, 6.00%, 8/15/23(1)	245,000	247,489
Antares Holdings LP, 3.75%, 7/15/27(1)	285,000	239,867
Block Financial LLC, 3.875%, 8/15/30	174,000	156,661
Corebridge Financial, Inc., 3.85%, 4/5/29(1)	36,000	33,302
		677,319
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 4.50%, 5/15/35	97,000	92,317
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	243,000	233,104
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	375,000	323,711
Telecom Italia SpA, 5.30%, 5/30/24(1)	410,000	394,986
		1,044,118
Electric Utilities — 0.8%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	300,000	237,438
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	470,944	342,659
		580,097
Energy Equipment and Services — 0.3%
Weatherford International Ltd., 8.625%, 4/30/30(1)	220,000	182,982
Entertainment — 0.7%
Magallanes, Inc., 3.76%, 3/15/27(1)	84,000	78,863
Magallanes, Inc., 5.14%, 3/15/52(1)	182,000	153,000
Netflix, Inc., 5.875%, 11/15/28	165,000	161,734
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	122,000	114,665
		508,262
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/23	265,000	265,350
Duke Realty LP, 3.25%, 6/30/26	180,000	173,553
EPR Properties, 4.75%, 12/15/26	110,000	103,455
EPR Properties, 4.95%, 4/15/28	228,000	209,938
IIP Operating Partnership LP, 5.50%, 5/25/26	355,000	322,190
National Retail Properties, Inc., 4.30%, 10/15/28	335,000	325,907
SBA Tower Trust, 3.45%, 3/15/48(1)	284,000	281,727
Tanger Properties LP, 2.75%, 9/1/31	93,000	72,932
VICI Properties LP, 4.375%, 5/15/25	230,000	225,001
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	250,000	216,200
		2,196,253
Food and Staples Retailing — 0.5%
United Natural Foods, Inc., 6.75%, 10/15/28(1)(2)	425,000	397,775
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP, 3.875%, 4/1/29(1)	170,000	145,370

Health Care Providers and Services — 1.1%
Centene Corp., 3.375%, 2/15/30	230,000	195,710
Owens & Minor, Inc., 6.625%, 4/1/30(1)	180,000	164,648
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	495,000	425,141
		785,499
Health Care Technology — 0.2%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	178,000	173,689
Hotels, Restaurants and Leisure — 1.9%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	154,000	120,152
Carnival Corp., 5.75%, 3/1/27(1)	200,000	145,142
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	230,000	209,785
Penn National Gaming, Inc., 4.125%, 7/1/29(1)(2)	273,000	207,529
Scientific Games International, Inc., 7.25%, 11/15/29(1)(2)	284,000	266,730
Station Casinos LLC, 4.625%, 12/1/31(1)(2)	300,000	234,375
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)(2)	215,000	184,434
		1,368,147
Household Durables — 0.1%
Safehold Operating Partnership LP, 2.85%, 1/15/32	117,000	94,123
Insurance — 0.5%
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	98,000	78,063
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)	31,000	28,253
SBL Holdings, Inc., VRN, 6.50%(1)(3)	273,000	220,447
		326,763
Machinery — 0.3%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	250,000	202,803
Media — 2.4%
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	225,000	192,669
DISH DBS Corp., 5.00%, 3/15/23(2)	145,000	138,342
DISH DBS Corp., 5.25%, 12/1/26(1)	350,000	275,000
iHeartCommunications, Inc., 8.375%, 5/1/27(2)	145,000	115,539
Paramount Global, VRN, 6.25%, 2/28/57	270,000	236,757
Paramount Global, VRN, 6.375%, 3/30/62	245,000	219,269
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	385,000	305,882
VTR Finance NV, 6.375%, 7/15/28(1)	400,000	286,047
		1,769,505
Metals and Mining — 1.4%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)(2)	250,000	223,955
Allegheny Technologies, Inc., 4.875%, 10/1/29	180,000	143,797
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	328,000	290,021
CSN Inova Ventures, 6.75%, 1/28/28(1)(2)	200,000	174,788
GUSAP III LP, 4.25%, 1/21/30(1)	200,000	182,330
		1,014,891
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	271,000	245,717
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	298,000	229,811
Starwood Property Trust, Inc., 4.375%, 1/15/27(1)	220,000	191,328
		666,856
Multi-Utilities — 0.3%
Sempra Energy, VRN, 4.125%, 4/1/52	300,000	241,190
Multiline Retail — 0.1%
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)(2)	60,000	50,448
Oil, Gas and Consumable Fuels — 4.3%
Antero Resources Corp., 7.625%, 2/1/29(1)	139,000	141,635
Antero Resources Corp., 5.375%, 3/1/30(1)	130,000	118,742
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	250,000	236,735

Callon Petroleum Co., 7.50%, 6/15/30(1)		100,000	92,168
Comstock Resources, Inc., 5.875%, 1/15/30(1)		260,000	224,311
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)		200,000	179,678
EQM Midstream Partners LP, 7.50%, 6/1/27(1)		240,000	231,982
Geopark Ltd., 5.50%, 1/17/27(1)		600,000	503,688
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)		145,000	136,776
MEG Energy Corp., 5.875%, 2/1/29(1)(2)		375,000	343,065
Occidental Petroleum Corp., 6.375%, 9/1/28		150,000	152,119
Occidental Petroleum Corp., 6.125%, 1/1/31		250,000	253,905
Petroleos Mexicanos, 5.95%, 1/28/31(2)		300,000	220,335
Southwestern Energy Co., 5.375%, 3/15/30		400,000	368,812
			3,203,951
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)		165,000	85,723
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom, Inc., 4.00%, 4/15/29(1)		120,000	111,307
KLA Corp., 4.65%, 7/15/32		127,000	129,646
Qorvo, Inc., 4.375%, 10/15/29		177,000	155,912
			396,865
Technology Hardware, Storage and Peripherals — 0.4%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)(2)		350,000	285,506
Thrifts and Mortgage Finance — 0.3%
Freedom Mortgage Corp., 8.25%, 4/15/25(1)		220,000	185,480
Wireless Telecommunication Services — 1.2%
Kenbourne Invest SA, 6.875%, 11/26/24(1)		135,000	123,038
Kenbourne Invest SA, 4.70%, 1/22/28(1)		300,000	230,103
Sprint Corp., 7.125%, 6/15/24		155,000	159,549
Sprint Corp., 7.625%, 2/15/25		370,000	386,363
			899,053
TOTAL CORPORATE BONDS (Cost $29,107,336)			25,675,567
U.S. TREASURY SECURITIES — 27.5%
U.S. Treasury Notes, 0.875%, 1/31/24		2,000,000	1,935,625
U.S. Treasury Notes, 0.375%, 4/15/24		100,000	95,477
U.S. Treasury Notes, 2.50%, 5/31/24		2,000,000	1,982,109
U.S. Treasury Notes, 1.125%, 1/15/25		1,300,000	1,239,977
U.S. Treasury Notes, 1.50%, 2/15/25(4)		8,700,000	8,363,215
U.S. Treasury Notes, 2.625%, 4/15/25		6,700,000	6,628,027
U.S. Treasury Notes, 1.625%, 8/15/29		50,000	45,535
TOTAL U.S. TREASURY SECURITIES (Cost $20,660,449)			20,289,965
ASSET-BACKED SECURITIES — 10.1%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		242,716	198,001
American Tower Trust, Series 2013, Class 2A SEQ, 3.07%, 3/15/48(1)		211,000	210,132
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(1)		346,500	337,355
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		234,646	189,663
Capital Automotive LLC, Series 2017-1A, Class A2 SEQ, 4.18%, 4/15/47(1)		125,963	126,008
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		200,000	188,520
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	90,839
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A SEQ, 3.47%, 1/15/46(1)		232,844	207,635
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		322,808	276,048
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	250,000	181,689
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	146,072
Diamond Issuer, Series 2021-1A, Class A SEQ, 2.31%, 11/20/51(1)		$362,000	318,886
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		325,000	276,827

Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II SEQ, 4.47%, 10/25/45(1)	94,500	94,155
Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I SEQ, 4.12%, 7/25/48(1)	302,045	295,652
Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II SEQ, 4.33%, 7/25/48(1)	116,765	113,489
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(1)	174,708	164,619
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)	312,191	264,241
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)	100,000	87,423
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)	300,000	274,941
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)	155,743	144,260
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	249,827	221,981
MACH 1 Cayman Ltd., Series 2019-1, Class A SEQ, 3.47%, 10/15/39(1)	191,428	173,808
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	461,550	401,541
NP SPE II LLC, Series 2019-1A, Class A1 SEQ, 2.57%, 9/20/49(1)	289,918	274,212
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)	300,000	257,764
Sabey Data Center Issuer LLC, Series 2021-1, Class A2 SEQ, 1.88%, 6/20/46(1)	195,000	171,228
SAPPHIRE AVIATION FINANCE II Ltd., Series 2020-1A, Class A SEQ, 3.23%, 3/15/40(1)	195,634	171,492
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)	54,698	52,567
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	234,375	198,726
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2 SEQ, 4.54%, 2/25/44(1)	358,633	356,041
START Ireland, Series 2019-1, Class A SEQ, 4.09%, 3/15/44(1)	129,293	118,588
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	337,117	296,059
Trinity Rail Leasing LP, Series 2009-1A, Class A SEQ, 6.66%, 11/16/39(1)	129,007	129,298
Vantage Data Centers Issuer LLC, Series 2018-2A, Class A2 SEQ, 4.20%, 11/16/43(1)	221,758	220,027
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	250,000	227,488
TOTAL ASSET-BACKED SECURITIES (Cost $8,129,812)		7,457,275
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.8%
Private Sponsor Collateralized Mortgage Obligations — 7.2%
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(1)	10,712	10,264
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	6,195	6,165
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	138,652	134,723
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	400,000	318,763
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.03%, 1/25/49(1)	300,000	273,472
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	11,031	10,810
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 6.37%, (1-month LIBOR plus 4.75%), 10/25/27(1)	250,000	249,466
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 4.97%, (1-month LIBOR plus 3.35%), 10/25/27(1)	47,680	47,702
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 4.52%, (1-month LIBOR plus 2.90%), 4/25/28(1)	177,150	175,770
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 3.57%, (1-month LIBOR plus 1.95%), 7/25/29(1)	200,000	196,411
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 5.22%, (1-month LIBOR plus 3.60%), 6/25/30(1)	193,466	192,757
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.33%, 8/25/34	26,910	26,472
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class B1, VRN, 4.21%, 10/25/66(1)	142,899	105,912
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class M1, VRN, 3.26%, 10/25/66(1)	300,000	231,177
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.16%, 5/25/65(1)	250,000	245,192
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	319,634	266,590
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.23%, 3/25/50(1)	239,593	210,145
Home RE Ltd., Series 2020-1, Class B1, VRN, 8.62%, (1-month LIBOR plus 7.00%), 10/25/30(1)	225,000	227,528
Home RE Ltd., Series 2022-1, Class M1A, VRN, 3.78%, (30-day average SOFR plus 2.85%), 10/25/34(1)	75,000	74,631
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.49%, 5/25/65(1)	250,000	242,180
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 4.58%, (30-day average SOFR plus 3.65%), 3/25/51(1)	108,207	101,251
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.00%, 10/25/49(1)	283,172	262,207
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.72%, 11/25/35	15,107	14,440
Radnor RE Ltd., Series 2019-1, Class M1B, VRN, 3.57%, (1-month LIBOR plus 1.95%), 2/25/29(1)	258,604	257,790
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 3.42%, (1-month SOFR plus 2.30%), 6/17/37(1)	198,000	197,795
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 7.22%, (1-month LIBOR plus 5.60%), 10/25/30(1)	130,000	132,052
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 5.02%, (1-month LIBOR plus 3.40%), 8/25/33(1)	237,952	237,830

Traingle Re Ltd., Series 2021-1, Class M2, VRN, 5.52%, (1-month LIBOR plus 3.90%), 8/25/33(1)	150,000	148,485
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 2.83%, (30-day average SOFR plus 1.90%), 2/25/34(1)	250,000	247,224
Verus Securitization Trust, Series 2021-R3, Class M1 SEQ, VRN, 2.41%, 4/25/64(1)	315,000	295,905
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	200,000	196,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	2,041	2,069
		5,339,414
U.S. Government Agency Collateralized Mortgage Obligations — 1.6%
FHLMC, Series 2017-HRP1, Class M2, VRN, 4.07%, (1-month LIBOR plus 2.45%), 12/25/42	127,820	127,246
FHLMC, Series 2019-DNA2, Class B1, VRN, 5.97%, (1-month LIBOR plus 4.35%), 3/25/49(1)	100,000	97,431
FHLMC, Series 2022-DNA3, Class M1A, VRN, 2.93%, (30-day average SOFR plus 2.00%), 4/25/42(1)	190,553	187,675
FHLMC, Series 2022-DNA5, Class M1A, VRN, 4.46%, (30-day average SOFR plus 2.95%), 6/25/42(1)	250,000	250,152
FNMA, Series 2015-C02, Class 1M2, VRN, 5.62%, (1-month LIBOR plus 4.00%), 5/25/25	77,265	77,733
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	379,347	72,564
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	325,014	63,034
FNMA, Series 2018-C01, Class 1ED2, VRN, 2.47%, (1-month LIBOR plus 0.85%), 7/25/30	113,883	113,307
FNMA, Series 2022-R06, Class 1M1, VRN, 4.27%, (30-day average SOFR plus 2.75%), 5/25/42(1)	146,386	146,111
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	270,043	40,645
		1,175,898
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,875,811)		6,515,312
COLLATERALIZED LOAN OBLIGATIONS — 5.5%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.84%, (3-month LIBOR plus 2.80%), 1/15/29(1)	250,000	230,188
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 4.71%, (3-month LIBOR plus 3.65%), 7/20/30(1)	250,000	230,429
GPMT Ltd., Series 2019-FL2, Class B, VRN, 4.06%, (1-month LIBOR plus 1.90%), 2/22/36(1)	350,000	345,783
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 5.08%, (3-month SOFR plus 2.60%), 7/20/31(1)(5)	250,000	250,000
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 5.49%, (3-month LIBOR plus 4.35%), 1/22/28(1)	275,000	269,223
Marathon CLO V Ltd., Series 2013-5A, Class A1R, VRN, 2.375%, (3-month LIBOR plus 0.87%), 11/21/27(1)	397,976	396,790
MF1 Ltd., Series 2020-FL4, Class D, VRN, 5.55%, (1-month SOFR plus 4.21%), 11/15/35(1)	227,000	223,208
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 3.25%, (3-month LIBOR plus 2.15%), 10/21/30(1)	275,000	262,247
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 3.04%, (3-month LIBOR plus 2.00%), 7/19/30(1)	175,000	167,541
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 3.41%, (3-month LIBOR plus 2.35%), 1/20/32(1)	100,000	95,749
Silver Creek CLO Ltd., Series 2014-1A, Class CR, VRN, 3.36%, (3-month LIBOR plus 2.30%), 7/20/30(1)	300,000	291,441
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 4.41%, (3-month LIBOR plus 3.35%), 7/20/30(1)	250,000	239,385
Symphony CLO XIV Ltd., Series 2014-14A, Class CR, VRN, 3.14%, (3-month LIBOR plus 2.10%), 7/14/26(1)	275,000	272,370
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 3.17%, (3-month LIBOR plus 2.15%), 10/13/32(1)	350,000	334,199
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 4.25%, (3-month LIBOR plus 3.04%), 4/26/28(1)	250,000	244,343
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 3.46%, (3-month LIBOR plus 2.40%), 9/15/30(1)	200,000	191,624
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,147,115)		4,044,520
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
BBCMS Mortgage Trust, Series 2017-DELC, Class F, VRN, 4.82%, (1-month LIBOR plus 3.50%), 8/15/36(1)	160,000	150,223
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 3.48%, (1-month LIBOR plus 2.16%), 11/15/34(1)	172,000	163,508
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 4.17%, (1-month LIBOR plus 2.85%), 11/15/34(1)	183,000	170,042
BDS Ltd., Series 2020-FL6, Class E, VRN, 4.16%, (30-day average SOFR plus 3.36%), 9/15/35(1)	146,000	139,663
BDS Ltd., Series 2021-FL8, Class A, VRN, 2.53%, (1-month LIBOR plus 0.92%), 1/18/36(1)	162,698	158,726
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	350,000	284,116
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 3.32%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	373,909
BX Trust, Series 2021-ARIA, Class G, VRN, 4.47%, (1-month LIBOR plus 3.14%), 10/15/36(1)	186,000	168,847
BXMT Ltd., Series 2021-FL4, Class A, VRN, 2.37%, (1-month LIBOR plus 1.05%), 5/15/38(1)	265,000	260,818
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, VRN, 4.90%, 1/10/36(1)	280,000	271,567
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(1)	175,000	172,308
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 3.67%, (1-month LIBOR plus 2.35%), 3/15/38(1)	142,531	133,164
Med Trust, Series 2021-MDLN, Class F, VRN, 5.33%, (1-month LIBOR plus 4.00%), 11/15/38(1)	219,300	206,193

MF1 Ltd., Series 2020-FL3, Class C, VRN, 5.89%, (1-month SOFR plus 4.61%), 7/15/35(1)	317,500	325,721
MHP, Series 2022-MHIL, Class D, VRN, 2.89%, (1-month SOFR plus 1.61%), 1/15/27(1)	303,000	286,813
Morgan Stanley Capital Trust, Series 2017-CLS, Class F, VRN, 3.92%, (1-month LIBOR plus 2.60%), 11/15/34(1)	179,000	173,816
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	121,000	112,403
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 3.52%, (1-month LIBOR plus 1.90%), 7/25/36(1)	250,000	231,852
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,963,555)		3,783,689
PREFERRED STOCKS — 3.4%
Banks — 1.7%
Banco Mercantil del Norte SA, 8.375%(1)	200,000	193,373
Barclays PLC, 4.375%	200,000	153,873
ING Groep NV, 3.875%	200,000	145,843
JPMorgan Chase & Co., 4.60%	745,000	631,031
PNC Financial Services Group, Inc., 3.40%	215,000	163,791
		1,287,911
Capital Markets — 0.4%
Bank of New York Mellon Corp., 3.75%	355,000	290,684
Consumer Finance — 0.3%
Discover Financial Services, 5.50%	274,000	214,724
Insurance — 0.3%
Allianz SE, 3.20%(1)	255,000	186,787
Trading Companies and Distributors — 0.7%
Air Lease Corp., 4.125%	222,000	159,840
Aircastle Ltd., 5.25%(1)	425,000	352,890
		512,730
TOTAL PREFERRED STOCKS (Cost $3,072,602)		2,492,836
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.1%
FHLMC, 2.50%, 10/1/50	289,912	261,588
FNMA, 2.50%, 12/1/51	290,046	261,490
FNMA, 2.50%, 3/1/52	289,749	261,684
UMBS, 3.50%, TBA	787,000	757,057
UMBS, 4.50%, TBA	756,000	759,100
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,318,388)		2,300,919
BANK LOAN OBLIGATIONS(6) — 1.5%
Food and Staples Retailing — 0.1%
United Natural Foods, Inc., Term Loan B, 4.89%, (1-month LIBOR plus 3.25%), 10/22/25	46,560	44,988
Media — 0.5%
DirecTV Financing, LLC, Term Loan, 6.67%, (1-month LIBOR plus 5.00%), 8/2/27	396,313	366,013
Pharmaceuticals — 0.7%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 3.38%, (1-month LIBOR plus 1.75%), 3/15/28	166,320	161,071
Jazz Financing Lux S.a.r.l., USD Term Loan, 5.17%, (1-month LIBOR plus 3.50%), 5/5/28	346,996	331,923
		492,994
Technology Hardware, Storage and Peripherals — 0.2%
McAfee, LLC, 2022 USD Term Loan B, 5.15%, (1-month SOFR plus 4.00%), 3/1/29	210,000	191,800
TOTAL BANK LOAN OBLIGATIONS (Cost $1,167,345)		1,095,795
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Colombia — 0.1%
Colombia Government International Bond, 6.125%, 1/18/41	100,000	78,689
South Africa — 0.7%
Republic of South Africa Government International Bond, 5.875%, 6/22/30	600,000	542,940
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $752,888)		621,629

CONVERTIBLE BONDS — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22 (Cost $317,832)	315,000	315,001
SHORT-TERM INVESTMENTS — 6.0%
Money Market Funds — 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio(7)	3,616,038	3,616,038
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $114,919), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $112,228)		112,224
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $687,594), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $674,027)		674,000
		786,224
TOTAL SHORT-TERM INVESTMENTS (Cost $4,402,262)		4,402,262
TOTAL INVESTMENT SECURITIES — 107.0% (Cost $84,915,395)		78,994,770
OTHER ASSETS AND LIABILITIES — (7.0)%		(5,142,344)
TOTAL NET ASSETS — 100.0%		$73,852,426

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	357,496	CAD	449,834	UBS AG	9/14/22	$7,976

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	20	September 2022	$2,370,625	$30,695
U.S. Treasury 10-Year Ultra Notes	15	September 2022	1,910,625	27,283
U.S. Treasury 2-Year Notes	21	September 2022	4,410,328	(16,877)
U.S. Treasury 5-Year Notes	24	September 2022	2,694,000	37,360
			$11,385,578	$78,461
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	8	September 2022	$1,109,000	$(7,023)
U.S. Treasury Ultra Bonds	2	September 2022	308,687	(3,098)
			$1,417,687	$(10,121)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$2,013,660	$(96,432)	$124,321	$27,889
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $37,256,732, which represented 50.4% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,472,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Perpetual maturity with no stated maturity date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $432,580.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,616,038.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	25,675,567	—
U.S. Treasury Securities	—	20,289,965	—
Asset-Backed Securities	—	7,457,275	—
Collateralized Mortgage Obligations	—	6,515,312	—
Collateralized Loan Obligations	—	4,044,520	—
Commercial Mortgage-Backed Securities	—	3,783,689	—
Preferred Stocks	—	2,492,836	—
U.S. Government Agency Mortgage-Backed Securities	—	2,300,919	—
Bank Loan Obligations	—	1,095,795	—
Sovereign Governments and Agencies	—	621,629	—
Convertible Bonds	—	315,001	—
Short-Term Investments	3,616,038	786,224	—
	3,616,038	75,378,732	—
Other Financial Instruments
Futures Contracts	95,338	—	—
Swap Agreements	—	27,889	—
Forward Foreign Currency Exchange Contracts	—	7,976	—
	95,338	35,865	—
Liabilities
Other Financial Instruments
Futures Contracts	26,998	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.